Stockholders’ Equity, Partners’ Capital and Preferred Equity - Schedule of Dividends and Distributions (Details)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Ordinary dividends (as a percent)	2.60%
Nondividend distributions (as a percent)	97.40%
Total (as a percent)	100.00%